Related Party Transactions - Schedule of Outstanding Balances Arising from Transactions with Related Parties (Details) - AUD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Outstanding Balances Arising from Transactions with Related Parties [Abstract]
Prepayment	[1]	$ 33,088	$ 33,088

[1]	During August 2022, the company as per agreement with Asiana Trading corporation paid first deposit for its future order. Asiana Trading Corporation is an entity associated with Jeff Olyniec, a director of the Company who resigned on 30 September 30, 2025. The balance is included within Prepayments and other assets in the Condensed Consolidated Statement of Financial Position.